REVENUE (Tables)	9 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation of Revenue by Segment and Source
The following table summarizes revenues for the three and nine months ended September 30, 2020 and 2019:

	Three Months Ended September 30,
	2020	2019
	(in millions)
Agriculture	$2,713	$2,446
Construction	576	664
Commercial and Specialty Vehicles	2,371	2,331
Powertrain	909	940
Eliminations and Other	(462)	(489)
Total Industrial Activities	$6,107	$5,892
Financial Services	408	487
Eliminations and Other	(23)	(19)
Total Revenues	$6,492	$6,360

	Nine Months Ended September 30,
	2020	2019
	(in millions)
Agriculture	$7,498	$8,031
Construction	1,418	2,061
Commercial and Specialty Vehicles	6,131	7,443
Powertrain	2,425	3,109
Eliminations and Other	(1,222)	(1,678)
Total Industrial Activities	$16,250	$18,966
Financial Services	1,338	1,480
Eliminations and Other	(57)	(62)
Total Revenues	$17,531	$20,384
The following table disaggregates revenues by major source for the three and nine months ended September 30, 2020 and 2019:

	Three Months Ended September 30,
	2020	2019
	(in millions)
Revenues from:
Sales of goods	$5,874	$5,603
Rendering of services and other revenues	158	196
Rents on assets sold with a buy-back commitment	75	93
Revenues from sales of goods and services	6,107	5,892
Finance and interest income	228	290
Rents and other income on operating lease	157	178
Finance, interest and other income	385	468
Total Revenues	$6,492	$6,360

	Nine Months Ended September 30,
	2020	2019
	(in millions)
Revenues from:
Sales of goods	$15,575	$18,168
Rendering of services and other revenues	440	500
Rents on assets sold with a buy-back commitment	235	298
Revenues from sales of goods and services	16,250	18,966
Finance and interest income	755	869
Rents and other income on operating lease	526	549
Finance, interest and other income	1,281	1,418
Total Revenues	$17,531	$20,384